Note 10 - Stock-based Compensation (Details) - Warrants Outstanding and Vested		3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Issued December 2009 [Member] Warrants Outstanding [Member]	Mar. 31, 2014 Issued September 2012 [Member] Warrants Outstanding [Member]	Mar. 31, 2014 February 2014 [Member] Warrants Outstanding [Member]	Mar. 31, 2014 March 2014 [Member] Warrants Outstanding [Member]	Mar. 31, 2014 Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	150,000	100,000	50,000	3,500,000	2,020,000	5,670,000
Exercise Price Per Share (in Dollars per Share)		1.25	0.50	0.21	0.35
Warrants Vested		100,000	50,000	437,500	162,500	587,500